Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	RM 1,837,832	RM 1,210,992
Interest charges	14,821	50,328
Interest paid	(14,821)	(50,328)
At end of year	1,577,329	1,837,832
Principal	(260,503)	(325,351)
Proceeds from borrowings		952,191
Bank Borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	443,174	542,384
Interest charges	192	25,560
Interest paid	(192)	(25,560)
At end of year	342,042	443,174
Principal	(101,132)	(99,210)
Proceeds from borrowings
Lease liabilities [member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	744,959
Interest charges	14,629	24,768
Interest paid	(14,629)	(24,768)
At end of year	585,588	744,959
Principal	(159,371)	(207,232)
Proceeds from borrowings		952,191
Other Borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	649,699	668,608
Interest charges
Interest paid
At end of year	649,699	649,699
Principal		(18,909)
Proceeds from borrowings